Federated Hermes International Growth Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.3%
		Argentina—3.5%
575	[1]	Globant SA	$123,464
111	[1]	Mercadolibre, Inc.	181,830
		TOTAL	305,294
		Australia—1.8%
995	[1]	Afterpay Ltd.	91,175
7,998		Northern Star Resources Ltd.	62,005
		TOTAL	153,180
		Belgium—0.8%
1,234		Umicore SA	72,427
		Brazil—1.7%
5,304		Notre Dame Intermedica Participacoes S.A.	82,075
1,446	[1]	XP Inc.	63,826
		TOTAL	145,901
		Canada—2.6%
774		Agnico Eagle Mines Ltd.	43,243
3,272	[1]	Aritzia, Inc.	77,108
349	[1]	Lululemon Athletica Inc.	108,776
		TOTAL	229,127
		China—10.0%
2,841	[1]	360 Finance Inc., ADR	66,565
6,935	[1]	Alibaba Group Holding Ltd.	207,424
401	[1]	Pinduoduo, Inc., ADR	68,635
9,400		Ping An Insurance (Group) Co. of China Ltd.	115,435
3,450		Tencent Holdings Ltd.	294,205
9,924	[1]	WuXi PharmaTech, Inc.	122,595
		TOTAL	874,859
		Denmark—1.7%
103	[1]	Alk-Abello A/S	43,327
1,254		GN Store Nord AS	105,309
		TOTAL	148,636
		Egypt—0.6%
13,425		Commercial International Bank Egypt	53,324
		Finland—1.2%
1,601		Neste Oyj	105,386
		France—6.3%
442		Dassault Systemes SA	91,651
758	[1]	Eurofins Scientific SE	67,369
181		LVMH Moet Hennessy Louis Vuitton SA	114,613
174		Stedim	75,990
297		Teleperformance	105,011
1,051	[1]	Worldline SA	93,555
		TOTAL	548,189
		Germany—4.5%
1,192	[1]	Evotec SE	46,070
59		Rational AG	50,333
477		SAP SE, ADR	58,838

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
208	[1]	Shop Apotheke Europe NV	$50,533
410		Stratec Biomedical Systems AG	58,322
780	[1]	TeamViewer AG	41,859
868	[1]	Zalando SE	88,997
		TOTAL	394,952
		Hong Kong—1.2%
8,583		AIA Group Ltd.	107,436
		Hungary—1.0%
1,838	[1]	OTP Bank RT	83,615
		India—2.1%
1,373	[1]	HDFC Bank Ltd., ADR	108,659
75		Reliance Industries Limited	1,231
2,460		Reliance Industries Ltd.	69,502
		TOTAL	179,392
		Ireland—1.7%
338	[1]	ICON PLC	61,070
1,239	[1]	Kingspan Group PLC	90,189
		TOTAL	151,259
		Israel—2.4%
416	[1]	CyberArk Software Ltd.	61,081
687	[1]	Inmode Ltd.	47,376
348	[1]	Solaredge Technologies, Inc.	103,812
		TOTAL	212,269
		Italy—1.2%
8,884		Davide Campari-Milano NV	100,118
		Japan—12.3%
2,045		Asahi Intecc Co. Ltd.	58,911
3,237		Daiichi Sankyo Co. Ltd.	92,000
824		Hoya Corp.	93,530
214		Keyence Corp.	102,352
545		Lasertec Corp.	66,667
1,229		M3, Inc.	97,537
1,415		Murata Manufacturing Co. Ltd.	121,187
1,210		Nidec Corp.	155,142
1,714		Nihon M&A Center, Inc.	93,410
2,509		Olympus Corp.	52,822
3,800	[1]	Renesas Electronics Corp.	41,936
162		SMC Corp.	96,308
		TOTAL	1,071,802
		Kenya—1.0%
240,780		Safaricom Ltd.	84,976
		Netherlands—4.5%
1,163	[1]	Alfen Beheer B.V.	98,604
393		ASML Holding N.V., ADR	222,866
1,181		Corbion NV	66,990
		TOTAL	388,460
		Norway—1.2%
15,955	[1]	NEL ASA	46,539
1,399		Tomra Systems ASA	59,892
		TOTAL	106,431

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Poland—1.0%
1,338	[1]	Dino Polska SA	$87,762
		Russia—0.9%
1,164	[1]	Yandex NV	74,479
		Singapore—4.6%
6,225		DBS Group Holdings Ltd.	123,383
812	[1]	Sea Ltd., ADR	191,380
30,699		Singapore Technologies Engineering Ltd.	86,138
		TOTAL	400,901
		South Korea—5.7%
541		Kakao Corp.	234,742
442		Samsung SDI Co. Ltd.	264,898
		TOTAL	499,640
		Sweden—5.4%
4,775	[1]	Medicover AB	110,627
1,621		MIPS AB	126,511
251	[1]	Spotify Technology SA	77,152
840		Swedish Match AB	60,316
3,003	[1]	Vitrolife AB	97,298
		TOTAL	471,904
		Switzerland—3.2%
37		Barry Callebaut AG	79,932
828		Nestle S.A.	86,465
430		Sika AG	113,358
		TOTAL	279,755
		Taiwan—2.7%
4,480		MediaTek, Inc.	144,763
2,239		Taiwan Semiconductor Manufacturing Co. Ltd	48,926
3,316		Win Semiconductors Corp.	45,471
		TOTAL	239,160
		United Arab Emirates—0.2%
1,765	[1,2]	NMC Health PLC	0
679	[1]	Yalla Group Ltd., ADR	14,741
		TOTAL	14,741
		United Kingdom—7.3%
2,198		Ashtead Group PLC	118,785
2,645	[3]	AstraZeneca PLC, ADR	127,965
10,055	[1]	Burford Capital Ltd.	86,071
2,319	[1]	Ceres Power Holdings PLC	40,294
861	[1]	Endava PLC, ADR	76,155
4,116	[1]	Entain Plc	81,003
3,225		Hilton Food Group PLC	49,378
2,911	[1]	Jet2 PLC	58,963
		TOTAL	638,614
		Vietnam—1.0%
18,810	[1]	Vinhomes Joint Stock Company	83,010
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,825,705)	8,306,999
		INVESTMENT COMPANY—6.8%
125,249		Federated Government Obligations Fund, Premier Shares, 0.01%[4]	125,249

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—continued
467,368	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[4]	$467,508
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $592,742)	592,757
	TOTAL INVESTMENT IN SECURITIES—102.1% (IDENTIFIED COST $5,418,447)	8,899,756
	OTHER ASSETS AND LIABILITIES - NET—(2.1)%[5]	(181,964)
	TOTAL NET ASSETS—100%	$8,717,792
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2020	$—	$198,275	$198,275
Purchases at Cost	$138,045	$2,161,696	$2,299.741
Proceeds from Sales	$(12,796)	$(1,892,379)	$(1,905,175)
Change in Unrealized Appreciation/Depreciation	N/A	$(74)	$(74)
Net Realized Gain/(Loss)	N/A	$(10)	$(10)
Value as of 02/28/2021	$125,249	$467,508	$592,757
Shares Held as of 02/28/2021	125,249	467,368	592,617
Dividend Income	$—	$172	$172
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$121,434	$125,249
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$1,967,984	$6,339,015	$0	$8,306,999
Investment Company	592,757	—	—	592,757
TOTAL SECURITIES	$2,560,741	$6,339,015	$0	$8,899,756
The following acronym(s) is used throughout this portfolio:
ADR	—American Depositary Receipt